-------------------------------------------------------------------------------
Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund
SCHEDULE OF INVESTMENTS -- December 31, 1996
                                                    Number           Market
                                                  of Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
Automotive (3.0%)
Dura Automotive Systems, Inc. (a)                    1,300           $28,762
Tower Automotive, Inc. (a)                           1,500            46,594
-----------------------------------------------------------------------------
                                                                      75,356
-----------------------------------------------------------------------------
Amusements (1.5%)
Studio Plus Hotels, Inc. (a)                         2,400            38,100
-----------------------------------------------------------------------------
Building Materials (6.4%)
Champion Enterprises, Inc. (a)                       1,600            31,200
Pulte Corp.                                          1,200            36,900
Toll Brothers Inc.                                   1,600            31,200
U.S. Home Corp. New (a)                              1,000            26,000
Oakwood Homes Corp.                                  1,600            36,600
-----------------------------------------------------------------------------
                                                                     161,900
-----------------------------------------------------------------------------
Business Services (14.5%)
Alternative Resource Corp.                           2,800            48,125
Barret Business Services Inc. (a)                    2,400            37,200
Equity Corporation International (a)                 1,950            38,269
G&K Services, Class A                                1,700            63,962
Norrell Corp.                                          600            16,350
Rental Services Corp. (a)                            1,400            38,938
Thermo Cardiosystems, Inc. (a)                       1,200            36,000
Newpark Resources, Inc. (a)                          1,300            48,425
U.S. Filter Corp. (a)                                1,250            39,687
-----------------------------------------------------------------------------
                                                                     366,956
-----------------------------------------------------------------------------
Chemicals (0.9%)
OM Group, Inc.                                         840            22,680
-----------------------------------------------------------------------------
Consumer Goods (9.3%)
Blyth Industries, Inc. (a)                             800            36,500
Action Performance Companies Inc. (a)                2,500            45,625
DeVry, Inc. Del (a)                                  2,000            47,000
Family Golf Centers Inc. (a)                           800            24,200
Furniture Brands International Inc.                  1,500            21,000
USA Detergents, Inc. (a)                             1,500            61,687
-----------------------------------------------------------------------------
                                                                     236,012
-----------------------------------------------------------------------------
Drugs (4.9%)
Amylin Pharmaceuticals, Inc. (a)                     1,900            24,938
Gilead Sciences, Inc. (a)                            1,000            24,937
Idexx Labs Inc. (a)                                  1,100            39,738
Magainin Pharmaceutical, Inc. (a)                    2,200            20,900
Neurogen Corp. (a)                                     700            13,300
-----------------------------------------------------------------------------
                                                                     123,813
-----------------------------------------------------------------------------
Electronics Products (5.3%)
Lattice Semicoductor Corp. (a)                         600            27,525
Memtec Ltd                                           1,100            35,819
Microchip Technology, Inc. (a)                       1,400            71,225
-----------------------------------------------------------------------------
                                                                     134,569
-----------------------------------------------------------------------------

Foods (2.0%)
Hudson Foods Inc.                                    2,600            49,400
-----------------------------------------------------------------------------

Finance (9.0%)
BISYS Group, Inc. (a)                                1,500            55,594
Investors Financial Services Corp.                   2,400            66,300
First Alliance Co. (a)                               1,400            41,825
TCF Financial Corp.                                  1,500            65,250
-----------------------------------------------------------------------------
                                                                     228,969
-----------------------------------------------------------------------------
Health Care Service (2.6%)
Total Renal Care Holdings Inc. (a)                     900            32,625
Pediatrix Medical Group (a)                            900            33,188
-----------------------------------------------------------------------------
                                                                      65,813
-----------------------------------------------------------------------------
Insurance (1.9%)
HCC Insurance Holdings, Inc.                         2,050            49,200
-----------------------------------------------------------------------------
Oil Services (7.3%)
Falcon Drilling, Inc. (a)                            2,500            98,125
Stone Energy Corp. (a)                                 600            17,925
Nuevo Energy Co. (a)                                 1,300            67,600
-----------------------------------------------------------------------------
                                                                     183,650
-----------------------------------------------------------------------------
Restaurants (1.2%)
Applebees International Inc.                         1,100           $30,112
-----------------------------------------------------------------------------
Retail (3.8%)
Black Box Corp. (a)                                    600            24,525
Loehmanns Inc. New (a)                               1,700            39,100
Mossimo Inc. (a)                                       300             3,713
Sports Authority Inc. (a)                            1,300            28,275
-----------------------------------------------------------------------------
                                                                      95,613
-----------------------------------------------------------------------------
Software Services (18.0%)
BDM International, Inc. (a)                          1,000            53,875
Cognex Corp. (a)                                     2,100            38,718
Epic Design Technology, Inc. (a)                     1,400            35,000
Geoworks, Inc. (a)                                   2,100            51,187
INSO Corp. (a)                                         900            35,438
National Instruments Corp. (a)                       1,200            37,800
National Data Corp.                                  1,000            43,500
Natural Microsystems Corp. (a)                       3,400           108,375
Project Software & Development Inc. (a)              1,200            50,325
-----------------------------------------------------------------------------
                                                                     454,218
-----------------------------------------------------------------------------
Telecommunications (5.0%)
Aspect Telecommunications Corp. (a)                    600            37,950
Heartland Wireless Communications, Inc. (a)          2,000            26,125
TSX Corp. (a)                                        1,400            12,250
Winstar Communications, Inc. (a)                     2,400            50,550
-----------------------------------------------------------------------------
                                                                     126,875
-----------------------------------------------------------------------------

Textiles (1.6%)
St. John Knits, Inc.                                          900        39,150
-------------------------------------------------------------------------------
Transportation (1.8%)
Railtex, Inc. (a)                                           1,900        47,263
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost - $2,151,707)                               2,529,649
-------------------------------------------------------------------------------


                                                            Maturity
                                                             Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%)
Investments in repurchase agreements, in a joint trading
account, purchased 12/31/96, 6.716%, maturing 1/02/97(b)    $15,006      15,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost - $15,000)                            15,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS (Cost - $2,166,707)                                 2,544,649
-------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- NET (0.6%)                              (16,272)
-------------------------------------------------------------------------------

NET ASSETS (100%)                                                    $2,528,377
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(a) Non-income-producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at December 31, 1996.


See Notes to Financial Statements.
                                     Page 6

Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                                          Period from December 28, 1995
                                                Six Months Ended         (Commencement of Operations)
                                               December 31, 1996             to June 30, 1996
--------------------------------------------------------------------------------------------------------
                                                  (Unaudited)
Net asset value beginning of period                 $11.65                        $10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment loss                                  (0.04)                        (0.03)
Net realized and unrealized gain                      0.43                          1.68
--------------------------------------------------------------------------------------------------------
     Total from investment operations                 0.39                          1.65
--------------------------------------------------------------------------------------------------------
Less distributions from:
Net realized gain on investments                     (0.17)                         0.00
--------------------------------------------------------------------------------------------------------
Net asset value end of period                       $11.87                        $11.65
--------------------------------------------------------------------------------------------------------
Total return                                          3.38%                        16.50%
Ratios/supplemental data
Ratios to average net assets:
     Total expenses                                   1.00%(b)(c)                   1.00%(a)(b)
     Net investment loss                             (0.62%)(c)                    (0.45%)(a)
     Portfolio turnover rate                            54%                           57%
     Average commission rate paid                  $0.0582                       $0.0847
Net assets end of period (thousands)                $2,528                        $2,446
--------------------------------------------------------------------------------------------------------

(a) Annualized for the period from  December 28, 1995 to June 30, 1996.

(b) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 4.71 % for the six-months ended December 31, 1996, and 2.81% for the period from December 28, 1995 (Commencement of Operations) to June 30, 1996.

(c) Annualized


See Notes to Financial Statements.

Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------------------------------
Assets (Note 1)
       Investments at market value (identified cost - $2,166,707)                           $2,544,649
-------------------------------------------------------------------------------------------------------
       Cash                                                                                        966
       Receivable for:
         Investments sold                                                                       13,969
         Expense Reimbursement Receivable                                                          330
         Interest and dividends                                                                    278
       Deferred organization cost                                                               15,828
-------------------------------------------------------------------------------------------------------
         Total assets                                                                        2,576,020
-------------------------------------------------------------------------------------------------------
Liabilities (Note 4)
       Payable for:
          Accrued expenses                                                                      47,643
-------------------------------------------------------------------------------------------------------
         Total liabilities                                                                      47,643
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $2,528,377
-------------------------------------------------------------------------------------------------------
Net assets represented by (Notes 1 and 2)
       Paid-in capital                                                                      $2,134,000
       Undistributed net investment income                                                      29,602
       Accumulated net realized loss on investments                                            (13,167)
       Net unrealized appreciation on investments                                              377,942
-------------------------------------------------------------------------------------------------------
         Total net assets applicable to outstanding shares of beneficial interest
         at 12/31/96 ($11.87 a share on 212,943 shares outstanding)                         $2,528,377
-------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Six Months ended December 31, 1996 (Unaudited)

-------------------------------------------------------------------------------------
Investment income (Note 1)
          Dividends                                                           $1,587
          Interest                                                             2,959
-------------------------------------------------------------------------------------
            Total income                                                       4,546
-------------------------------------------------------------------------------------
Expenses  (Notes 4)
          Management fee                                        $9,479
          Custodian fee                                          9,643
          Registration fees                                      7,683
          Audit fee                                              6,478
          Transfer Agent fee                                     6,181
          Reimburseable accounting expense                       6,066
          Legal fee                                              2,795
          Printing expense                                       2,721
          Miscellaneous expense                                  2,618
          Organization expense                                   2,005
          Reimbursement from Investment Adviser                (43,805)
-------------------------------------------------------------------------------------
            Total expenses                                                    11,865
-------------------------------------------------------------------------------------
          Net Investment loss                                                 (7,319)
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments (Notes 1 and 3)
          Realized gain on investments                                        29,845
-------------------------------------------------------------------------------------
          Net change in unrealized appreciation on investments                61,650
-------------------------------------------------------------------------------------
          Net gain on investments                                             91,495
-------------------------------------------------------------------------------------
          Net increase in net assets resulting from operations               $84,176
-------------------------------------------------------------------------------------


See Notes to Financial Statements.

Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      Period from December 28, 1995
                                                                                  Six Months Ended     (Commencement of Operations)
                                                                                 December 31, 1996          to June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    (Unaudited)
Operations:
            Net investment loss                                                       ($7,319)                   ($5,309)
            Net realized gain on investments                                           29,845                     34,918
            Net change in unrealized appreciation                                      61,650                    316,292
------------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets resulting from operations                       84,176                    345,901
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders from:
            Net realized gains on investments                                         (35,700)                         0
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions: (Note 2)
            Proceeds from shares sold                                                       0                  2,100,000
            Reinvestment of capital gains                                              34,000                          0
------------------------------------------------------------------------------------------------------------------------------------
                  Net increase in net assets from capital stock activity               34,000                  2,100,000
------------------------------------------------------------------------------------------------------------------------------------
                  Total increase in net assets                                         82,476                  2,445,901
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
            Beginning of period                                                     2,445,901                          0
------------------------------------------------------------------------------------------------------------------------------------
            End of period  (Including undistributed net investment income
            December, 1996 - $29,602 and June, 1996 - $36,922)                     $2,528,377                 $2,445,901
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies
Keystone Institutional Trust (the "Trust") is a Massachusetts business trust, that is authorized to issue more than one series of shares. At this time, the Trust issues one series of shares called Keystone Institutional Small Capitalization Growth Fund (the "Fund"). Keystone Investment Management Company ("Keystone") is the Investment Adviser and Manager. Keystone was formerly a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") and is currently a subsidiary of First Union Keystone, Inc. First Union Keystone, Inc. is a wholly-owned subsidiary of First Union National Bank of North Carolina which in turn is a wholly-owned subsidiary of First Union Corporation ("First Union"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund's investment objective is long-term growth of capital.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A.  Valuation of Securities
Investments are usually valued at the closing sales price, or, in the absence of sales and for over-the-counter securities, the mean of bid and asked quotations. Management values the following securities at prices it deems in good faith to be fair under the direction of the Fund's Board of Trustees: (1) securities (including restricted securities) for which complete quotations are not readily available and (2) listed securities if, in the opinion of management, the last sales price does not reflect a current value or if no sale occurred.

B.  Repurchase Agreements
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

C.  Futures Contracts
In order to gain exposure to, or protect against, changes in security values, the Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill its obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

D.  Securities Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

E.  Federal Income Taxes
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required.

F.  Distributions
The Fund intends to distribute net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

 Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to net operating losses generated by the Fund.

2.  Capital Share Transactions
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with no par value. Transactions in shares of the Fund were as follows:

                                               Period from December 28,1995
                  Six Months Ended             (Commencement of Operations) to
                  December 31, 1996            June 30, 1996
                  -----------------            -------------------------------

Sales                  2,944                             210,000
                       -----                             -------
Net Increase           2,944                             210,000
                       =====                             =======


3.  Securities Transactions
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government securities) for the six months ended December 31, 1996 were $1,267,609 and $1,224,297, respectively.

4.  Investment Management Agreement and Other Affiliated Transactions

Under the terms of the Investment Advisory and Management Agreement between Keystone and the Fund, Keystone provides investment management and administrative services to the Fund. In return Keystone is paid a management fee that is computed and paid daily. The management fee is calculated by applying percentage rates to the aggregate net asset value of the Fund's shares as follows: 0.80% of the first $100,000,000, plus 0.75% of the next $150,000,000, plus 0.65% of amounts over $250,000,000.

During the six months ended December 31, 1996, the Fund paid or accrued to Keystone investment management and administrative service fees of $9,479, which represent 0.80% of the Fund's average daily net asset value during the period.

During the six months ended December 31, 1996, the Fund paid or accrued $6,181 to Evergreen Keystone Service Company for transfer agent fees.

Keystone has voluntarily agreed to limit the expenses of the Fund to 1.0% annually of average net assets through December 31, 1996. In connection with the voluntary expense limitation Keystone reimbursed the Fund $43,805. Keystone does not intend to seek repayment of this amount.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

PROXY RIDER FOR KEYSTONE INSTITUTIONAL TRUST

Shareholders of the Fund considered and acted upon the proposals listed below at a special meeting of shareholders held Monday, December 9, 1996. Below are the results of that vote:

1.  To elect the following Trustees:
                                     Affirmative       Withhold
                                     -----------       --------
Frederick Amling                       210,000           -0-
Laurence B. Ashkin                     210,000           -0-
Charles A. Austin III                  210,000           -0-
Foster Bam                             210,000           -0-
George S. Bissell                      210,000           -0-
Edwin D. Campbell                      210,000           -0-
Charles F. Chapin                      210,000           -0-
K. Dun Gifford                         210,000           -0-
James S. Howell                        210,000           -0-
Leroy Keith, Jr.                       210,000           -0-
F. Ray Keyser, Jr.                     210,000           -0-
Gerald M. McDonell                     210,000           -0-
Thomas L. McVerry                      210,000           -0-
William Walt Pettit                    210,000           -0-
David M. Richardson                    210,000           -0-
Russell A. Salton, III MD              210,000           -0-
Michael S Scofield                     210,000           -0-
Richard J. Shima                       210,000           -0-
Andrew J. Simons                       210,000           -0-

2. To approve an Investment Advisory and Management Agreement between the Fund and Keystone Investment Management Company.


Affirmative                210,000
Against                      -0-
Abstain                      -0-